COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2013, were as follows:

2014	$5,967
2015	3,581
2016	1,153
2017	293
2018	124
Thereafter	85

$11,203